Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 182,315	$ 182,309
Accumulated Amortization	(110,951)	(79,612)
Net Amount	$ 71,364	102,697
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	indefinite
Gross Amount	$ 50,000	50,000
Net Amount	$ 50,000	50,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	4 years
Gross Amount	$ 75,000	75,000
Accumulated Amortization	(67,187)	(48,437)
Net Amount	$ 7,813	26,563
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years
Gross Amount	$ 45,423	45,423
Accumulated Amortization	(33,149)	(24,487)
Net Amount	$ 12,274	20,936
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	3 years
Gross Amount	$ 9,486	9,486
Accumulated Amortization	(8,434)	(5,096)
Net Amount	$ 1,052	4,390
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	4 years
Gross Amount	$ 2,406	2,400
Accumulated Amortization	(2,181)	(1,592)
Net Amount	$ 225	$ 808